Other revenues (Tables)	12 Months Ended
Dec. 31, 2023
Other revenues
in	2023		2022	2021
Other revenues (CHF million)
Loans held-for-sale	(1,675)		(133)	(90)
Long-lived assets held-for-sale	0		355	232
Equity method investments	(138)		167	60
Other investments	(660)		(38)	256
Other	15,712	[1]	1,129	1,108
Other revenues	13,239		1,480	1,566
1 Includes the write-down of additional tier 1 capital notes. Refer to "Note 3 – Business developments and subsequent events" for further information.